NUCLEAR PLANT (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		unrealized	unrealized	fair
	Cost	gains	losses	value
At December 31, 2015:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$89	$2	$ ―	$91
Municipal bonds(2)	148	8	―	156
Other securities(2)	194	1	(13)	182
Total debt securities	431	11	(13)	429
Equity securities	214	412	(7)	619
Cash and cash equivalents	15	―	―	15
Total	$660	$423	$(20)	$1,063
At December 31, 2014:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$103	$6	$ ―	$109
Municipal bonds	121	8	―	129
Other securities	206	7	(6)	207
Total debt securities	430	21	(6)	445
Equity securities	215	444	(4)	655
Cash and cash equivalents	30	1	―	31
Total	$675	$466	$(10)	$1,131
(1) Maturity dates are 2016-2065.
(2) Maturity dates are 2016-2115.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Proceeds from sales(1)	$577	$601	$685
Gross realized gains	29	11	26
Gross realized losses	(15)	(11)	(18)
(1)	Excludes securities that are held to maturity.